Business Combination (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
As explained in the notes that accompany the following table, the purchased assets, assumed liabilities and identifiable intangible assets were recorded at the acquisition date fair value.

	As recorded by NBRS	Fair Value Adjustments		As Recorded By Howard Bancorp, Inc.

Assets

Cash and Due From	$9,684	$-		$9,684
Overnight Investments	2,963	-		2,963
Investment Securities	31,738	-		31,738
Loans	100,490	(11,122)	(a)	89,368
ALLL	-			-
Interest Receivable on Loans	280	-		280
Fixed Assets	384	(215)	(b)	169
Other Assets	690	677	(c)	1,367
Total Assets	146,229	(10,660)		135,569

Liabilities

Deposits - Transaction accounts	83,031	-		83,031
Deposits - CD's	60,327	475	(d)	60,802
Total Deposits	143,358	475		143,833
Other Liabilities	157	-		157
Total Liabilities	$143,515	$475		$143,990

Total Liabilities

Net identifiable assets acquired
over/(under) liabilities assumed	$2,714	$(11,135)		$(8,421)

(a)	Adjustment reflects the fair value adjustments based upon the Company's evaluation of the acquired loan portfolio and excludes the allowance for credit losses recorded by NBRS.
(b)	Adjustment reflects the fair value adjustments based upon the Company's evaluation of the acquired premises and equipment.
(c)	Adjustment reflects the recording of the core deposit intangible on the acquired deposit accounts.
(d)	Adjustment arises since the interest rates paid on interest bearing deposits were higher than rates available in the market on similar deposits as of the acquisition date.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the acquired assets and assumed liabilities in the NBRS Acquisition as of the acquisition date, and the pre-tax bargain purchase gain of $16.1 million recognized on the transaction:

(in thousands)

Assets acquired at fair value:

Cash and Cash Equivalents	$12,647
Investment securities available for sale, at fair value	31,738
Loans	89,368
Accrued interest receivable	280
Other assets	859
Core deposit intangible	677
Total fair value of assets acquired	$135,569

Liabilities assumed at fair value:
Deposits	143,833
Accrued expenses and other liabilities	157
Total fair value of liabilities assumed	$143,990

Net liabilities assumed at fair value:		$(8,421)
Transaction cash consideration received from the FDIC		24,511
Bargain purchase gain, before tax		$16,090

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
The following table outlines the contractually required payments receivable, cash flows we expect to receive, non-accretable credit adjustments and the accretable yield for all NBRS loans as of the acquisition date.

	Contractually Required Payments Receivable	Non-Accretable Credit Adjustments	Cash Flows Expected To Be Collected	Accretable FMV Adjustments	Carrying Value of Loans Receivable

Performing Loans Acquired	$83,536	$-	$83,536	$1,721	$81,815
Impaired Loans Acquired	2,466	1,125	1,341	285	1,056
Loans under contract to sell	14,489	7,992	6,497	-	6,497
Total	$100,490	$9,116	$91,374	$2,006	$89,368